Supplemental Cashflow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cashflow Information [abstract]
Schedule of Changes in Liabilities Arising from Financing Activities

The changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes were as follows:

	Bank Loan	Finance lease obligation	Interest rate swaps
As at January 1, 2016	$39,486	$1,884	$351
Additions	-	2,362	-
Amortization of transaction costs	282	-	-
Principal payments	-	(1,212)	-
Interest accrued	-	-	(14)
Change in fair value	-	-	(84)
As at January 1, 2017	39,768	3,034	253
Amortization of transaction costs	103	-	-
Principal payments	-	(2,128)	-
Interest accrued	-	-	(25)
Change in fair value	-	-	(368)
As at December 31, 2017	$39,871	$906	$(140)